Other Comprehensive Income (Loss) (Details 3) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Other comprehensive income loss net of tax portion attributables to parent [Line Items]
Other Comprehensive Income Loss Net Of Tax	$ 113,178,000	$ (117,176,000)
Total reclassification for the period	(9,032,000)	(15,742,000)
Gain Loss Cash Flow Hedge [Member]
Total before tax	5,753,000	13,371,000
Tax expense or benefit	(1,674,000)	(3,416,000)
Net of tax	4,079,000	9,955,000
Interest Rate Contract Cash Flow Hedge [Member]
Interest Income Expense Net	6,234,000	6,165,000
Foreign Exchange Contract Cash Flow Hedge [Member]
Costs Of Revenue	(481,000)	7,206,000
Actuarial Gain Loss Pensions [Member]
Actuarial (gains)/losses	(7,877,000)	(9,229,000)
Total before tax	(7,877,000)	(9,229,000)
Tax expense or benefit	(2,924,000)	(3,442,000)
Net of tax	$ 4,953,000	$ 5,787,000